SELECTED STATEMENTS OF OPERATIONS DATA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Research and Development Expense [Abstract]
Total costs	$ 22,033	$ 16,267	$ 17,446
Less - capitalized software development costs	(5,545)	(6,032)	(6,094)
Research and development expenses, net	$ 16,488	$ 10,235	$ 11,352